SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finished goods	$ 67,498	$ 94,331	$ 0
Raw materials	29,294	3,274	0
Total	$ 96,792	$ 97,605	$ 0